Share Capital and Reserves (Details) - Schedule of outstanding share purchase warrants - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule Of Outstanding Share Purchase Warrants Abstract
Number Outstanding, Balance	2,692,622	3,315,581	1,468,538
Weighted Average Exercise Price, Balance	$ 3.61	$ 4.06	$ 3.64
Number Outstanding, Balance	4,486,130	2,692,622	3,315,581
Weighted Average Exercise Price, Balance	$ 6.83	$ 3.61	$ 4.06
Number Outstanding, Exercised	(1,088,713)	(1,056,143)	(154,990)
Weighted Average Exercise Price, Exercised	$ 4.21	$ 1.85	$ 2.09
Number Outstanding, Expired	(492,461)	(438,948)	(347,732)
Weighted Average Exercise Price, Expired	$ 4.21	$ 3.33	$ 2.46
Number Outstanding, Issued	3,374,682	872,532	2,349,365
Weighted Average Exercise Price, Issued	$ 7.5	$ 4.85	$ 3.94